                                                                                                                    August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Western Reserve Life Assurance Co. Of Ohio

                         WRL Series Life Account G
                         WRL Benefactor

                         (File No. 333-135803)

     Filer CIK No. 0001366273

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated August 10, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                                    Sincerely,

                                                                                                                     /*/ Gayle A. Morden

                                                                                                                    Gayle A. Morden
                                                                                                                    Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

SUPPLEMENT DATED AUGUST 10, 2009
TO PROSPECTUS DATED MAY 1, 2008

WRL BENEFACTORSM

An Individual Flexible Premium Variable Life Insurance Policy

Issued through

WRL Series Life Account G

By

Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL BeneFactorSM prospectus. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

Effective immediately, transfers to the fixed account are available through the internet.

* * * * * * *

The facsimile numbers for Western Reserve Life Assurance Co.’s administrative office are
1-727-299-1620 and 1-727-299-1648 (for interfund transactions only).